LOSS FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Cash Flows Attributable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of loss on discontinued operations [Abstract]
Cash flows from operating activities	$ (2,847)	$ (1,623)	$ (11,135)
Cash flows from investing activities		$ (8,989)	$ (10,802)